Voya International High Dividend Low Volatility Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACW IndexSM Ex-U.S.[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
MSCI EAFE® Value IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.68%	5.09%	4.31%
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			6.82%	4.04%	3.58%
Performance Inception Date		Dec. 20, 2006
Class ADV | MSCI ACW IndexSM Ex-U.S.[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class ADV | MSCI EAFE® Value IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.68%	5.09%	4.31%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.23%	4.54%	4.09%
Performance Inception Date		Jan. 03, 2006
Class I | MSCI ACW IndexSM Ex-U.S.[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class I | MSCI EAFE® Value IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.68%	5.09%	4.31%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			7.09%	4.31%	3.84%
Performance Inception Date		Jan. 12, 2006
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			6.95%	4.12%	3.68%
Performance Inception Date		Feb. 27, 2009
Class S2 | MSCI ACW IndexSM Ex-U.S.[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class S2 | MSCI EAFE® Value IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.68%	5.09%	4.31%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the MSCI EAFE® Value IndexSM to the MSCI ACW IndexSM Ex-U.S. in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the MSCI EAFE ® Value Index SM as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.